COMMITMENTS AND CONTINGENCIES (Detail) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Operating Leases, Rent Expense	$ 15,092	$ 0	$ 17,198	$ 0
Deferred Rent Credit, Noncurrent	$ 10,880		$ 10,880